STOCK BASED COMPENSATION PLANS (10K) - Summary of options outstanding (Details 3) - Stock options - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2016	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Shares
Outstanding options, beginning of period			610,141	538,888	538,888	120,000
Granted	20,080	105,000	125,080	194,586	199,586	438,888	120,000
Forfeited					(95,000)	(20,000)
Excercised					(33,333)
Outstanding options, end of period					610,141	538,888	120,000
Weighted Average Grant Date Fair Value
Weighted average exercise price, Options Outstanding			$ 1.35	$ 1.33	$ 1.33	$ 1.49
Granted	$ 4.98				1.63	1.30	$ 1.49
Forfeited					1.80	1.49
Excercised					1.27
Weighted average exercise price, Options Outstanding					$ 1.35	$ 1.33	$ 1.49